Stock Options and Warrants (Details Textual) - USD ($)										12 Months Ended
	Dec. 30, 2015	Nov. 02, 2015	May. 07, 2015	May. 07, 2015	Apr. 23, 2015	Dec. 15, 2014	Dec. 01, 2014	Nov. 26, 2014	Sep. 22, 2014	Dec. 31, 2015	Dec. 31, 2014	Sep. 03, 2015	Jul. 01, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted-average vesting period										1 year 1 month
Description of granted options vesting right										Vesting periods of 1.1 years for outstanding grants was $3.0 million
Weighted average remaining life of warrants										4 years 7 months 2 days
Stock-based compensation										$ 1,485,000	$ 3,460,000
Warrants issued							8,462
Warrant issued value										$ 205,000
Exercise price per share										$ 12.04
Warrants valued using the Black-Scholes option pricing model							$ 246,000
Warrants outstanding										$ 775,543
Common stock, shares authorized										200,000,000	200,000,000	200,000,000
Options granted contract term										6 years 8 months 1 day	6 years 26 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of granted options vesting right										Options granted typically vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.
Options vesting period										4 years
Options vesting percentage										25.00%
2014 Services Warrants - April [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share											$ 11.50
2014 Services Warrants - September [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share											$ 39
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common shares authorized to purchase													420,000
2015 Equity Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized										300,000
Term of stock option and stock appreciation right										The maximum term of each stock option and stock appreciation right (SAR) is 10 years.
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted contract term										10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted contract term										3 years
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued	50,000	74,000	5,514	83,518	136,267	19,232	19,232	6,500	26,500	312,500
Warrant issued value								$ 43,000	$ 296,000
Exercise price per share	$ 12.50	$ 15.00	$ 12.50	$ 12.50	$ 12.50	$ 25.00	$ 39.00	$ 25.00	$ 25.00	$ 5.00
Warrants valued using the Black-Scholes option pricing model	$ 182,000	$ 246,000	$ 56,000	$ 2,139,000	$ 2,139,000					$ 1,115,000
Convertible notes warrants [Member] | 2014 Services Warrants - September [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation									$ 6,000
Warrant issued value									$ 131,000
Exercise price per share									$ 25.00